LEASE (Details)	13 Months Ended
Dec. 31, 2021 USD ($)
LEASE
Finance Lease Obligation, Beginning	$ 0
Acquisition Of Complexity	3,889,875
Cash Outflows	(333,140)
Finance Costs	158,637
Other Comprehensive Income Due To Foreign Currency Adjustment	88,068
Finance Lease Obligation, Ending	3,803,440
Lease Liability - Current	382,057
Lease Liability - Non-current	3,421,383
Total Finance Lease	$ 3,803,440